UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

		Number of Shares	Value

COMMON STOCK	110.6%
DIVERSIFIED	15.6%
Colonial Properties Trust		582,300	$26,593,641
Entertainment Properties Trust		228,600	13,773,150
iStar Financial		511,100	23,934,813
Spirit Finance Corp.		1,169,200	17,421,080
Vornado Realty Trust		602,943	71,955,218
			153,677,902
HEALTH CARE	21.5%
Health Care Property Investors		1,056,700	38,072,901
Health Care REIT		969,625	42,566,538
Nationwide Health Properties		1,140,800	35,661,408
Senior Housing Properties Trust		920,189	21,992,517
Ventas		1,766,500	74,422,645
			212,716,009
HOTEL	5.0%
DiamondRock Hospitality Co.		696,900	13,241,100
Hospitality Properties Trust		457,900	21,429,720
Strategic Hotels & Resorts		657,800	15,043,886
			49,714,706
INDUSTRIAL	4.4%
DCT Industrial Trust		967,380	11,444,105
First Industrial Realty Trust		315,800	14,305,740
ING Industrial Fund (Australia)		4,003,184	7,643,985
ProLogis European Properties (Netherlands)		482,207	10,016,630
			43,410,460
MORTGAGE	5.4%
Annaly Capital Management		395,800	6,126,984
Gramercy Capital Corp.		785,000	24,083,800
Newcastle Investment Corp.		817,828	22,678,370
			52,889,154

		Number of Shares	Value

OFFICE	17.3%
Brandywine Realty Trust		1,495,522	$49,965,390
Highwoods Properties		415,300	16,400,197
HRPT Properties Trust		924,600	11,372,580
ING Office Fund (Australia)		5,618,600	7,137,236
Mack-Cali Realty Corp.		1,073,800	51,145,094
Maguire Properties		604,800	21,506,688
Mapeley Ltd. (United Kingdom)		78,500	6,009,123
Parkway Properties		144,500	7,550,125
			171,086,433
OFFICE/INDUSTRIAL	5.3%
Liberty Property Trust		1,065,200	51,896,544
RESIDENTIAL—APARTMENT	21.0%
American Campus Communities		408,689	12,379,190
Apartment Investment & Management Co.		362,000	20,883,780
Archstone-Smith Trust		660,272	35,839,564
AvalonBay Communities		280,600	36,478,000
Camden Property Trust		366,600	25,775,646
Education Realty Trust		496,800	7,342,704
GMH Communities Trust		583,800	5,832,162
Home Properties		517,845	27,347,394
Mid-America Apartment Communities		267,700	15,060,802
UDR		658,000	20,147,960
			207,087,202
SELF STORAGE	2.9%
Extra Space Storage		426,100	8,070,334
Sovran Self Storage		184,700	10,234,227
U-Store-It Trust		498,100	10,021,772
			28,326,333
SHOPPING CENTER	12.2%
COMMUNITY CENTER	3.0%
Cedar Shopping Centers		684,300	11,085,660
Inland Real Estate Corp.		324,100	5,943,994
Urstadt Biddle Properties—Class A		642,900	12,575,124
			29,604,778

		Number of Shares	Value

REGIONAL MALL	9.2%
Glimcher Realty Trust		723,700	$19,554,374
Macerich Co.		764,557	70,614,484
Primaris Retail REIT (Canada)		22,500	396,016
			90,564,874
TOTAL SHOPPING CENTER			120,169,652
TOTAL COMMON STOCK (Identified cost—$641,346,676)			1,090,974,395
PREFERRED STOCK	30.6%
DIVERSIFIED	6.9%
Colonial Properties Trust, 8.125%, Series D		64,900	1,671,824
Colonial Properties Trust, 7.62%, Series E		80,900	2,046,770
Crescent Real Estate Equities Co., 6.75%, Series A (Convertible)(a)		1,671,000	37,196,460
Digital Realty Trust, 8.50%, Series A		122,000	3,150,040
Duke Realty Corp., 6.625%, Series J		23,400	586,638
Duke Realty Corp., 6.95%, Series M		90,000	2,277,000
Duke Realty Corp., 7.25%, Series N		130,000	3,368,300
Entertainment Properties Trust, 9.50%, Series A		50,000	1,267,500
Entertainment Properties Trust, 7.75%, Series B		128,000	3,278,080
iStar Financial, 7.80%, Series F		167,081	4,263,907
iStar Financial, 7.65%, Series G		90,400	2,300,680
iStar Financial, 7.50%, Series I		30,000	763,050
Lexington Realty Trust, 7.55%, Series D		215,000	5,485,725
			67,655,974
HEALTH CARE	0.4%
Health Care Property Investors, 7.10%, Series F		60,000	1,539,000
Health Care REIT, 7.625%, Series F		69,700	1,794,775
Omega Healthcare Investors, 8.375%, Series D		40,000	1,032,000
			4,365,775

		Number of Shares	Value

HOTEL	3.1%
Highland Hospitality Corp., 7.875%, Series A		75,000	$1,890,000
Hospitality Properties Trust, 7.00%, Series C		300,000	7,410,000
Innkeepers USA Trust, 8.00%, Series C		58,700	1,473,957
LaSalle Hotel Properties, 7.25%, Series G		170,000	4,292,500
Strategic Hotels & Resorts, 8.50%, Series A		10,000	250,000
Strategic Hotels & Resorts, 8.50%, Series A, 144A(b)		112,200	2,805,000
Strategic Hotels & Resorts, 8.25%, Series B		45,000	1,145,475
Strategic Hotels & Resorts, 8.25%, Series C		245,000	6,267,100
Sunstone Hotel Investors, 8.00%, Series A		216,000	5,509,080
			31,043,112
INDUSTRIAL	0.3%
First Industrial Realty Trust, 7.25%, Series J		100,000	2,536,000

MORTGAGE	1.3%
Anthracite Capital, 8.25%, Series D		106,900	2,533,530
Newcastle Investment Corp., 9.75%, Series B		56,000	1,419,320
Newcastle Investment Corp., 8.375%, Series D		117,000	2,901,600
NorthStar Realty Finance Corp., 8.25%, Series B		250,400	6,072,200
			12,926,650
NET LEASE COMPANY	0.9%
Realty Income Corp., 6.75%, Series E		337,000	8,458,700

OFFICE	4.0%
BioMed Realty Trust, 7.375%, Series A		260,000	6,552,000
Brandywine Realty Trust, 7.375%, Series D		38,300	978,757
Corporate Office Properties Trust, 7.625%, Series J		197,600	5,028,920
Cousins Properties, 7.50%, Series B		200,000	5,146,000
Highwoods Properties, 8.625%, Series A		13,195	12,865,125
HRPT Properties Trust, 8.75%, Series B		155,000	3,977,300
Kilroy Realty Corp., 7.50%, Series F		55,500	1,421,355
Maguire Properties, 7.625%, Series A		145,670	3,598,049
			39,567,506

		Number of Shares	Value

OFFICE/INDUSTRIAL	0.7%
PS Business Parks, 7.00%, Series H		60,900	$1,532,244
PS Business Parks, 7.60%, Series L		5,400	138,240
PS Business Parks, 7.20%, Series M		100,000	2,528,500
PS Business Parks, 6.70%, Series P		124,400	3,055,264
			7,254,248
RESIDENTIAL	0.9%
APARTMENT	0.8%
Apartment Investment & Management Co., 7.75%, Series U		77,700	1,983,681
Apartment Investment & Management Co., 8.00%, Series V		50,000	1,314,500
Associated Estates Realty Corp., 8.70%, Series B		55,800	1,455,264
Mid-America Apartment Communities, 8.30%, Series H		138,100	3,546,408
			8,299,853
MANUFACTURED HOME	0.1%
American Land Lease, 7.75%, Series A		22,000	550,660
TOTAL RESIDENTIAL			8,850,513
SELF STORAGE	4.6%
Public Storage, 6.60%, Series C		99,900	2,493,504
Public Storage, 6.75%, Series E		39,300	992,325
Public Storage, 6.95%, Series H		201,000	5,145,600
Public Storage, 7.25%, Series I		311,700	8,048,094
Public Storage, 7.25%, Series K		420,300	10,877,364
Public Storage, 6.75%, Series L		475,000	11,998,500
Public Storage, 6.625%, Series M		246,500	6,100,875
			45,656,262

		Number of Shares	Value

SHOPPING CENTER	7.5%
COMMUNITY CENTER	4.0%
Cedar Shopping Centers, 8.875%, Series A		61,000	$1,600,640
Developers Diversified Realty Corp., 8.60%, Series F		979,400	24,553,558
Developers Diversified Realty Corp., 8.00%, Series G		31,800	809,628
National Retail Properties, 7.375%, Series C		85,000	2,171,750
Regency Centers Corp., 7.45%, Series C		51,000	1,288,260
Urstadt Biddle Properties, 8.50%, Series C		24,000	2,596,800
Urstadt Biddle Properties, 7.50%, Series D		150,500	3,826,462
Weingarten Realty Investors, 6.50%, Series F		124,000	3,098,760
			39,945,858
REGIONAL MALL	3.5%
CBL & Associates Properties, 8.75%, Series B		430,000	21,676,300
CBL & Associates Properties, 7.375%, Series D		297,000	7,632,900
Glimcher Realty Trust, 8.75%, Series F		35,000	894,950
Glimcher Realty Trust, 8.125%, Series G		40,000	1,012,000
Pennsylvania REIT, 11.00%, Series A		40,000	2,120,000
Simon Property Group, 8.375%, Series J		14,000	935,200
			34,271,350
TOTAL SHOPPING CENTER			74,217,208
TOTAL PREFERRED STOCK (Identified cost—$292,281,173)			302,531,948

		Principal Amount	Value

CORPORATE BONDS	1.2%
HEALTH CARE	0.8%
Omega Healthcare Investors, 7.00%, due 4/1/14		$3,000,000	$3,045,000
Omega Healthcare Investors, 7.00%, due 1/15/16		2,535,000	2,573,025
Ventas Realty LP/Capital Corp., 6.75%, due 4/1/17		2,000,000	2,080,000
			7,698,025

		Principal Amount	Value

HOTEL	0.4%
Host Hotels & Resorts LP, 6.875%, due 11/1/14		$4,000,000	$4,080,000
TOTAL CORPORATE BONDS (Identified cost—$11,542,930)			11,778,025
COMMERCIAL PAPER	1.1%
San Paolo U.S. Finance Co., 4.15%, due 4/2/07 (Identified cost—$10,985,733)		10,987,000	10,985,733

TOTAL INVESTMENTS (Identified cost—$956,156,512)	143.5%		1,416,270,101

OTHER ASSETS IN EXCESS OF LIABILITIES	0.5%		4,504,185

LIQUIDATION VALUE OF PREFERRED SHARES	(44.0)%		(434,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $25.40 per share based on 38,856,074 shares of common stock outstanding)	100.0%		$986,774,286

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) 410,000 shares segregated as collateral for interest rate swap transactions.

(b) Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.3% of net assets applicable to common shares.

Note 1. Investments in Interest Rate Swaps

					Unrealized
	Notional	Fixed	Floating Rate(a)	Termination	Appreciation/
Counterparty	Amount	Rate	(reset monthly)	Date	(Depreciation)
Fleet Global Markets	$14,000,000	3.2120%	5.3200%	October 2, 2008	$379,839
Merrill Lynch Derivative Products	$46,000,000	5.2100%	5.3200%	April 5, 2007	10,718
Merrill Lynch Derivative Products	$46,000,000	5.5800%	5.3200%	April 5, 2009	(557,704)
Royal Bank of Canada	$14,000,000	3.6800%	5.3200%	October 22, 2008	272,476
Royal Bank of Canada	$44,000,000	4.2580%	5.3200%	March 9, 2010	716,046
Royal Bank of Canada	$26,000,000	4.1370%	5.3200%	May 26, 2010	530,525
UBS AG	$24,000,000	5.1200%	5.3200%	April 15, 2007	7,251
UBS AG	$24,000,000	5.4950%	5.3200%	April 15, 2009	(254,084)
					$1,105,067

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2007.

Note 2. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 3. Income Tax Information

As of March 31, 2007, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$462,655,144
Gross unrealized depreciation	2,541,555
Net unrealized appreciation	$460,113,589

Cost for federal income tax purposes	$956,156,512

Item 2.	Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza

Name: Adam M. Derechin

Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: May 30, 2007